EMPLOYEE BENEFITS	12 Months Ended
Mar. 31, 2025
Employee benefits [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS
The Company operates pension plans for certain of its employees through defined contribution plans, defined benefit plans and other long-term employee benefit plans. The costs associated with defined contribution plans are expensed as incurred. The most recent actuarial valuations of the defined benefit plans and other long-term employee benefit plans were completed as at March 31, 2025. The next valuations are scheduled to be as at March 31, 2026.

The changes in the fair value of assets, the employee benefit obligation and the funded status were as follows:

As at	March 31 2025	March 31 2024
Accrued benefit obligations:
Opening balance	$28,382	$29,162
Interest cost	986	1,015
Service cost	921	610
Assumption changes	133	561
Transfers and benefits paid	(2,156)	(2,590)
Exchange and other adjustments	1,394	(376)
Accrued benefit obligations, ending balance	$29,660	$28,382

Plan assets:
Opening balance	$3,797	$3,676
Interest income included in net interest expense	(28)	125
Exchange and other adjustments	86	(4)
Plan assets, ending balance	$3,855	$3,797
Employee benefits liability	$25,805	$24,585
Amounts recognized in other comprehensive income (before tax) were as follows:

As at	March 31 2025	March 31 2024
Total actuarial losses recognized in OCI	$(133)	$(561)

The significant weighted average annual actuarial assumptions used in measuring the accrued benefit obligation were as follows:

As at	March 31 2025	March 31 2024
Discount rate	3.7%	3.8%
Rate of compensation increase	0.7%	0.6%
Sensitivity analysis

Significant actuarial assumptions for the determination of the defined benefit obligation are the discount rate and life expectancy. The sensitivity analyses have been performed based on reasonably possible changes in the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

As at March 31, 2025, the following quantitative analysis shows changes to the significant actuarial assumptions and the corresponding impact on the accrued benefit obligations:

	Discount rate		Life expectancy
	1% increase	1% decrease	Increase by 1 year	Decrease by 1 year
Accrued benefit obligations	$(2,575)	$2,668	$639	$(645)

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the changes in assumptions would occur in isolation from one another as some of the assumptions may be correlated.
The weighted average allocations of plan assets were:

As at	March 31 2025	March 31 2024
Other	100.0%	100.0%
No plan assets were directly invested in the Company's securities.

The net employee benefits expense included the following components:

Years ended	March 31 2025	March 31 2024
Defined benefit plans
Service cost	$921	$610
Interest cost	986	1,015
	1,907	1,625
Defined contribution plans	11,471	9,871
Net employee benefits expense	$13,378	$11,496
The Company expects to contribute $nil to its defined benefit plans during the year ending March 31, 2026.
The cumulative actuarial losses, net of income taxes, recognized in retained earnings as at March 31, 2025 were $2,917 (March 31, 2024 - $2,797).